March 19, 2010

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, D.C.  20549

          Re:                      Boulder Total Return Fund, Inc.
      File No. 811-07390
                                      Preliminary Proxy Material

To the Staff of the Commission:

Pursuant to Rule 14a-6 under the  Securities  and  Exchange  Act of 1934, transmitted for filing on behalf of Boulder Total Return Fund, Inc. (the "Fund") is the Fund's preliminary  Notice of Meeting,  Proxy Statement and Form of Proxy for its upcoming Annual Meeting of Stockholders.

     The matters to be considered by stockholders at the meeting are:

1.	The election of two Class I Directors of the Fund (Proposal 1);

2.	To consider and vote upon, if properly presented at the meeting, a stockholder proposal with respect to amending the Fund’s bylaws (Proposal 2); and

3.	To transact such other business as may properly come before the Meeting or any adjournments and postponements thereof.

Please note that the preliminary proxy materials accompanying this letter are substantially similar to the materials filed on behalf of Boulder Growth & Income Fund on March 16, 2010.  It is  anticipated  that  definitive  proxy  materials  will be  mailed  to stockholders  as soon as  practical  after the ten day  period in Rule  14a-6 has expired. Accordingly, we respectfully request comments from the Staff, if any, be directed to myself or Joel Terwilliger at 303-442-2156.

Sincerely,

/s/  Stephen C. Miller

Stephen C. Miller

Enclosures